Segment Information - Summary of Financial Information by Geographical Area (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [Line Items]
Sales	$ 20,908	$ 20,084
Non-current assets	35,216	35,690
Retail business unit [Member]
Disclosure of geographical areas [Line Items]
Sales	14,785	13,282
Potash [Member]
Disclosure of geographical areas [Line Items]
Sales	2,513	2,909
Nitrogen [Member]
Disclosure of geographical areas [Line Items]
Sales	3,200	3,220
Phosphate [Member]
Disclosure of geographical areas [Line Items]
Sales	1,443	1,600
Canpotex customer [Member]
Disclosure of geographical areas [Line Items]
Sales	1,238	1,625
Non-current assets	0	0
United States customer [Member]
Disclosure of geographical areas [Line Items]
Sales	12,373	12,561
Non-current assets	15,268	15,685
Canada customer [Member]
Disclosure of geographical areas [Line Items]
Sales	2,565	2,504
Non-current assets	17,435	17,503
Trinidad customer [Member]
Disclosure of geographical areas [Line Items]
Sales	101	113
Non-current assets	644	691
Brazil customer [Member]
Disclosure of geographical areas [Line Items]
Sales		109
Other Latin America and Europe Customer [Member]
Disclosure of geographical areas [Line Items]
Sales	561	597
Other customers [Member]
Disclosure of geographical areas [Line Items]
Sales	1,400	1,320
Non-current assets	564	639
Australia customer [Member]
Disclosure of geographical areas [Line Items]
Sales	3,231	1,961
Non-current assets	1,305	1,172
Argentina Customer [Member]
Disclosure of geographical areas [Line Items]
Sales	372	404
Europe customer [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 183	$ 210